Sep. 04, 2018
TOUCHSTONE STRATEGIC TRUST | Touchstone Credit Opportunities Fund
Touchstone Credit Opportunities Fund
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Credit Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, and Touchstone Value Fund, and is reduced to 2.00% for the Touchstone Ohio Tax-Free Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated October 30, 2017, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone International Small Cap Fund
Touchstone International Small Cap Fund
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Credit Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, and Touchstone Value Fund, and is reduced to 2.00% for the Touchstone Ohio Tax-Free Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated October 30, 2017, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Fund
Touchstone Large Cap Fund
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Credit Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, and Touchstone Value Fund, and is reduced to 2.00% for the Touchstone Ohio Tax-Free Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated October 30, 2017, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund
Touchstone Large Company Growth Fund
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Credit Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, and Touchstone Value Fund, and is reduced to 2.00% for the Touchstone Ohio Tax-Free Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated October 30, 2017, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Ohio Tax-Free Bond Fund
Touchstone Ohio Tax-Free Bond Fund
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Credit Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, and Touchstone Value Fund, and is reduced to 2.00% for the Touchstone Ohio Tax-Free Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated October 30, 2017, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Value Fund
Touchstone Value Fund
September 4, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Value Fund
(Each a “Fund”, collectively, the “Funds”)

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective August 17, 2018, the maximum sales charge (load) imposed on purchases of Class A shares of each Fund was reduced and “Maximum Sales Charge (Load) Imposed on Purchases” of Class A shares in the fees and expenses table under the heading “The Fund’s Fees and Expenses” in the Summary section of the prospectus is reduced to 5.00% for the Touchstone Credit Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, and Touchstone Value Fund, and is reduced to 2.00% for the Touchstone Ohio Tax-Free Bond Fund.

Additionally, the first paragraph in the section “The Fund’s Fees and Expenses” for each Fund is hereby replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, the expense “Example” that appears in each Fund’s summary section of the prospectus under the heading “The Fund’s Fees and Expenses” is hereby revised as presented in each Fund’s summary prospectus dated October 30, 2017, as revised August 31, 2018 to reflect the Class A shares sales charge reduction.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds, if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 77, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.